Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts receivable	¥ 578,591	$ 83,109	¥ 739,252
Allowance for doubtful accounts	(109,315)	(15,702)	(83,991)
Accounts receivable, net	¥ 469,276	$ 67,407	¥ 655,261